Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel

The remuneration of directors and other members of key management personnel during the years ended June 30, 2025, 2024 and 2023 were as follows:

	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Directors' and Officers' consulting fees	1,548,746	877,362	951,347
Cash payment	—	—	334,738
Exploration and evaluation expenditures	120,000	134,764	415,325
Addendum payments	—	—	2,554,830
	1,668,746	1,012,126	4,256,240

Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered

All related party balances, for services and business expense reimbursements rendered as at June 30, 2025, 2024 and 2023 are non-interest bearing and payable on demand, and are comprised of the following:

	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Payable to officers and directors	127,925	141,144	76,329
	127,925	141,144	76,329